August 28, 2025

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: Russell Investments Exchange Traded Funds (File Nos. 333-283326 and 811-24027)

Dear Sir or Madam:

Enclosed for filing on behalf of Russell Investments Exchange Traded Funds (the “Trust”) is the Trust’s Post-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 on Form N-1A (the “Amendment”). The Amendment contains one prospectus and one statement of additional information and is being made for the purpose of registering Shares of the Russell Investments Core Plus Bond ETF and Russell Investments Global Real Estate ETF, each a new series of the Trust.

Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment becomes effective 75 days after filing. No fee is required in connection with this filing. Please contact me at 617-728-7133 or Stephanie Capistron at 617-728-7127 with any comments or questions concerning this filing.

Very truly yours,

/s/ Jennifer O’Brien
Jennifer O’Brien

cc: Stephanie Capistron, Esq.

  Mary Beth Albaneze, Esq.